UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.     Schedule of Investments

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

AUSTRALIA (19.9%)
COMMON STOCKS (19.9%)
CHEMICALS (1.0%)
Nufarm, Ltd.	56,287	$224,955

COMMERCIAL SERVICES (0.5%)
Silver Chef, Ltd.	2,202	12,564
Slater & Gordon, Ltd.	20,345	93,552

		106,116

DIVERSIFIED FINANCIAL SERVICES (0.2%)
FlexiGroup, Ltd.	15,000	51,501

ELECTRIC (2.4%)
AGL Energy, Ltd.	34,701	472,999
ERM Power, Ltd.	31,419	59,302

		532,301

HEALTHCARE-PRODUCTS (1.1%)
Cochlear, Ltd.	4,000	234,851

HEALTHCARE-SERVICES (2.0%)
Sonic Healthcare, Ltd.	26,324	440,289

INSURANCE (1.8%)
QBE Insurance Group, Ltd.	39,327	397,495

MINING (3.4%)
Orica, Ltd.	14,239	287,581
PanAust, Ltd.	220,261	456,426

		744,007

OIL & GAS (2.9%)
Santos, Ltd.	29,151	390,530
Woodside Petroleum, Ltd.	6,518	255,853

		646,383

RETAIL (2.2%)
Wesfarmers, Ltd.	11,961	484,341

TRANSPORTATION (2.4%)
Asciano, Ltd.	93,333	518,080

TOTAL COMMON STOCKS
(Cost $3,691,740)		4,380,319

TOTAL AUSTRALIA
(Cost $3,691,740)		4,380,319

NEW ZEALAND (76.1%)
COMMON STOCKS (70.3%)
COAL (0.0%)
Pike River Coal, Ltd. (1) (2)	1,145,295	—

COMMERCIAL SERVICES (19.2%)
Mowbray Collectables, Ltd. (3)	1,021,593	364,483
Northland Port Corp. (NZ), Ltd.	81,425	206,122
Port of Tauranga, Ltd.	50,000	657,356
South Port New Zealand, Ltd.	1,027,930	3,003,805

		4,231,766

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

NEW ZEALAND (76.1%) – Continued
COMMON STOCKS (70.3%) – Continued
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Heartland New Zealand, Ltd.	1,295,579	$1,032,655

ELECTRIC (5.4%)
Contact Energy, Ltd.	90,000	422,622
Infratil, Ltd.	220,777	466,291
Mighty River Power, Ltd.	150,000	301,223

		1,190,136

ELECTRONICS (0.7%)
ikeGPS Group, Ltd. (2)	174,745	146,957

ENGINEERING & CONSTRUCTION (1.0%)
Opus International Consultants, Ltd.	150,000	223,879

HEALTHCARE-PRODUCTS (1.3%)
Ebos Group, Ltd.	34,142	292,718

HEALTHCARE-SERVICES (10.0%)
Abano Healthcare Group, Ltd.	60,412	331,517
Metlifecare, Ltd.	172,032	642,709
Ryman Healthcare, Ltd.	180,000	1,233,501

		2,207,727

HOME FURNISHINGS (3.0%)
Scott Technology, Ltd.	507,409	650,339

MEDIA (4.2%)
Sky Network Television, Ltd.	159,745	912,590

OIL & GAS (5.9%)
New Zealand Oil & Gas, Ltd.	999,993	681,443
New Zealand Refining Co., Ltd./The	435,157	624,457

		1,305,900

REITS (3.2%)
Vital Healthcare Property Trust	600,553	704,063

RETAIL (3.4%)
Briscoe Group, Ltd.	183,520	418,828
Colonial Motor Co., Ltd.	70,812	320,014

		738,842

TELECOMMUNICATIONS (2.7%)
TeamTalk, Ltd.	415,473	601,363

TRANSPORTATION (5.6%)
Freightways, Ltd.	173,540	722,965
Mainfreight, Ltd.	40,000	504,061

		1,227,026

TOTAL COMMON STOCKS
(Cost $10,748,724)		15,465,961

PREFERRED STOCKS (3.2%)
INVESTMENT COMPANIES (3.2%)
ASB Capital, Ltd., 4.62% (4) (5)	954,218	696,534

TOTAL PREFERRED STOCKS
(Cost $686,799)		696,534

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Principal	Value

CORPORATE BONDS (2.6%)
Credit Agricole SA, 5.04%, 12/29/49 (4) (5) (6)	NZ$890,000	$582,144

TOTAL CORPORATE BONDS
(Cost $463,887)		582,144

TOTAL NEW ZEALAND
(Cost $11,899,410)		16,744,639

	Shares

SHORT-TERM INVESTMENTS (0.3%)
Federated Government Obligations Fund, 0.01% (7)	56,629	56,629

TOTAL SHORT-TERM INVESTMENTS
(Cost $56,629)		56,629

TOTAL INVESTMENTS (96.3%)
(Cost $15,647,779)		21,181,587
OTHER ASSETS IN EXCESS OF LIABILITIES (3.7%)		809,460

NET ASSETS (100.0%)		$21,991,047

(1) Security fair valued in accordance with the Trust’s fair valuation policies.
(2) Non-income producing.
(3) Affiliated Investment. See Notes to Schedules of Investments.
(4) Callable.
(5) Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2014.
(6) Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(7) Rate disclosed is the seven day yield as of July 31, 2014.

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Africa Fund

	Shares	Value

COMMON STOCKS (67.5%)
EGYPT (2.8%)
Global Telecom Holding GDR (1)	20,000	$69,462

GUERNSEY (0.2%)
Agriterra, Ltd. (1)	210,000	4,680

SOUTH AFRICA (62.6%)
African Bank Investments, Ltd.	18,666	10,708
Anglo American Platinum, Ltd. (1)	800	35,121
AngloGold Ashanti, Ltd. ADR (1)	1,000	17,190
Astral Foods, Ltd.	4,000	53,614
Barloworld, Ltd.	4,300	40,779
Bidvest Group, Ltd.	2,134	57,408
Capitec Bank Holdings, Ltd.	2,850	64,600
Clientele, Ltd.	50,000	77,501
Combined Motor Holdings, Ltd.	15,000	16,170
Compu-Clearing Outsourcing, Ltd.	20,000	9,512
Coronation Fund Managers, Ltd.	6,500	59,316
Crookes Brothers Ltd.	8,000	58,327
Discovery Holdings, Ltd.	9,000	78,699
Eqstra Holdings, Ltd.	25,000	16,128
FirstRand, Ltd.	14,300	57,492
Gold Fields, Ltd. ADR	5,000	19,700
Grindrod, Ltd.	35,000	85,203
Howden Africa Holdings, Ltd.	11,000	47,311
Imperial Holdings, Ltd. ADR	1,200	22,224
Invicta Holdings, Ltd.	4,000	40,950
ISA Holdings, Ltd.	103,000	7,578
Mediclinic International, Ltd.	4,000	31,831
MTN Group, Ltd. ADR	2,600	53,716
Naspers, Ltd. N Shares	400	49,191
Nedbank Group, Ltd.	3,000	65,338
Pinnacle Technology Holdings, Ltd.	20,700	25,973
PSG Group, Ltd.	10,400	95,659
RCL Foods, Ltd. (1)	27,559	42,243
Sasol, Ltd. ADR	1,600	92,560
Shoprite Holdings, Ltd. ADR	1,800	27,378
Sovereign Food Investments, Ltd.	30,000	23,225
Standard Bank Group, Ltd. ADR	4,800	65,232
Steinhoff International Holdings, Ltd.	13,222	66,049
Value Group Ltd.	30,000	14,778
Wilson Bayly Holmes-Ovcon, Ltd.	3,000	35,795

		1,564,499

UNITED KINGDOM (1.9%)
SABMiller PLC ADR	500	27,400
Tullow Oil PLC ADR	3,500	21,315

		48,715

TOTAL COMMON STOCKS
(Cost $1,587,028)		1,687,356

EXCHANGE TRADED FUNDS (28.8%)
Global X Nigeria Index ETF	7,700	119,273
iShares MSCI South Africa Index Fund	3,700	255,855
Market Vectors Africa Index ETF	10,340	345,563

TOTAL EXCHANGE TRADED FUNDS
(Cost $656,126)		720,691

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Africa Fund

		Principal	Value

SOVEREIGN BONDS (0.8%)
SOUTH AFRICA (0.8%)
South Africa Government Bond, 8.00%, 12/21/18 (2)	R	200,000	$19,050

TOTAL SOVEREIGN BONDS
(Cost $26,482)			19,050

		Shares

SHORT-TERM INVESTMENTS (2.0%)
Federated Government Obligations Fund, 0.01% (3)		51,015	51,015

TOTAL SHORT-TERM INVESTMENTS
(Cost $51,015)			51,015

TOTAL INVESTMENTS (99.1%)
(Cost $2,320,651)			2,478,112

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)			21,481

NET ASSETS (100.0%)			$2,499,593

(1) Non-income producing.
(2) Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3) Rate disclosed is the seven day yield as of July 31, 2014.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (95.8%)
AUTO PARTS & EQUIPMENT (7.4%)
NGK Spark Plug Co., Ltd.	6,000	$179,385
Sumitomo Rubber Industries, Ltd.	10,000	144,843

		324,228

BANKS (2.2%)
Mizuho Financial Group, Inc.	30,000	58,244
Nishi-Nippon City Bank, Ltd.	15,000	38,942

		97,186

BEVERAGES (3.1%)
Coca-Cola West Co., Ltd.	4,000	66,665
Kirin Holdings Co., Ltd.	5,000	70,086

		136,751

CHEMICALS (1.2%)
JSR Corp.	3,000	51,726

COMPUTERS (2.5%)
INES Corp.	5,000	39,200
Otsuka Corp.	1,500	68,345

		107,545

COSMETICS/PERSONAL CARE (2.8%)
Unicharm Corp.	2,000	122,465

DISTRIBUTION/WHOLESALE (3.4%)
Marubeni Corp.	16,000	112,449
Yamae Hisano Co., Ltd.	4,000	38,005

		150,454

DIVERSIFIED FINANCIAL SERVICES (0.8%)
Kyushu Leasing Service Co., Ltd.	13,000	36,966

ELECTRIC (1.7%)
Tohoku Electric Power Co., Inc.	7,000	76,436

ELECTRONICS (4.6%)
Hamamatsu Photonics K.K.	1,500	70,510
Hoya Corp.	4,000	129,514

		200,024

ENGINEERING & CONSTRUCTION (5.1%)
Kajima Corp.	33,000	153,452
Taihei Dengyo Kaisha, Ltd.	6,000	45,459
Takada Corp.	6,000	22,083

		220,994

ENTERTAINMENT (1.8%)
Sankyo Co., Ltd.	2,000	77,826

FOOD (1.1%)
Maxvalu Kyushu Co., Ltd.	3,000	47,598

HAND/MACHINE TOOLS (2.7%)
Meidensha Corp.	28,000	119,668

HEALTHCARE-PRODUCTS (8.3%)
Asahi Intecc Co., Ltd.	6,000	248,841
Terumo Corp.	5,000	113,375

		362,216

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (95.8%) – Continued
INSURANCE (5.3%)
Dai-ichi Life Insurance Co., Ltd.	11,000	$154,953
T & D Holdings, Inc.	6,000	75,304

		230,257

LEISURE TIME (2.1%)
Shimano, Inc.	800	93,393

MACHINERY-DIVERSIFIED (3.8%)
Fanuc Corp.	700	120,981
Torishima Pump Manufacturing Co., Ltd.	5,000	44,324

		165,305

REAL ESTATE (6.1%)
Mitsui Fudosan Co., Ltd.	3,000	99,071
Sumitomo Realty & Development Co., Ltd.	4,000	165,153

		264,224

REITS (2.1%)
Fukuoka REIT Corp.	50	90,636

RETAIL (2.5%)
Sugi Holdings Co., Ltd.	2,500	107,172

TRANSPORTATION (25.2%)
Daiichi Koutsu Sangyo Co., Ltd.	2,500	24,272
East Japan Railway Co.	1,500	120,161
Hankyu Hanshin Holdings, Inc.	22,000	128,081
Kawasaki Kisen Kaisha, Ltd.	30,000	63,955
Keikyu Corp.	13,000	114,529
Keio Corp.	18,000	143,571
Kintetsu World Express, Inc.	2,000	85,254
Mitsui OSK Lines, Ltd.	18,000	66,694
Nippon Express Co., Ltd.	15,000	72,538
Nishi-Nippon Railroad Co., Ltd.	10,000	40,210
Tobu Railway Co., Ltd.	18,000	94,243
Yamato Holdings Co., Ltd.	7,000	145,815

		1,099,323

TOTAL COMMON STOCKS
(Cost $2,765,582)		4,182,393

SHORT-TERM INVESTMENTS (1.6%)
Federated Government Obligations Fund, 0.01% (1)	71,166	71,166

TOTAL SHORT-TERM INVESTMENTS
(Cost $71,166)		71,166

TOTAL INVESTMENTS (97.4%)
(Cost $2,836,748)		4,253,559
OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%)		112,933

NET ASSETS (100.0%)		$4,366,492

(1) Rate disclosed is the seven day yield as of July 31, 2014.

REIT — Real Estate Investment Trusts

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (94.6%)
AUSTRALIA (0.7%)
Alumina, Ltd. ADR (1)	20,000	$116,500

BRAZIL (1.9%)
Vale SA ADR	22,000	315,700

CANADA (0.4%)
Power Financial Corp.	2,000	65,000

CHILE (1.3%)
Cia Cervecerias Unidas SA ADR	10,000	225,600

FRANCE (3.2%)
Arkema SA ADR	4,130	382,562
Total SA ADR	2,400	154,800

		537,362

GERMANY (2.2%)
Siemens AG ADR	3,000	370,545

INDIA (1.7%)
HDFC Bank, Ltd. ADR	6,000	284,400

IRELAND (3.0%)
Pentair PLC	7,760	497,183

ISRAEL (4.3%)
NICE Systems, Ltd. ADR	10,000	395,400
Teva Pharmaceutical Industries, Ltd. ADR	6,000	321,000

		716,400

JAPAN (2.7%)
Nidec Corp. ADR	28,000	459,200

MEXICO (3.2%)
Grupo Televisa SA ADR	15,000	533,850

NETHERLANDS (2.2%)
Unilever NV	9,000	370,170

NORWAY (0.6%)
Gjensidige Forsikring ASA ADR	5,000	96,900

SINGAPORE (1.7%)
DBS Group Holdings, Ltd. ADR	5,000	290,750

SOUTH AFRICA (0.9%)
Shoprite Holdings, Ltd. ADR	10,000	152,100

SOUTH KOREA (3.8%)
POSCO ADR	4,800	387,984
Samsung Electronics Co., Ltd. GDR	400	257,600

		645,584

SPAIN (2.1%)
Banco Santander SA ADR	34,930	348,252

SWITZERLAND (6.9%)
Nestle SA ADR	7,750	574,663
Roche Holding AG ADR	16,000	581,200

		1,155,863

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (94.6%) – Continued
UNITED KINGDOM (11.8%)
BG Group PLC ADR	10,000	$198,800
British Sky Broadcasting Group PLC ADR	4,000	238,000
Centrica PLC ADR	14,000	292,950
Diageo PLC ADR	2,000	240,440
InterContinental Hotels Group PLC ADR	8,615	347,960
Old Mutual PLC ADR	13,125	342,735
Standard Chartered PLC	5,000	104,950
Vodafone Group PLC ADR	6,295	209,120

		1,974,955

UNITED STATES (40.0%)
AGCO Corp.	5,000	243,550
Amazon.com, Inc. (1)	900	281,691
Big 5 Sporting Goods Corp.	16,000	158,560
C.H. Robinson Worldwide, Inc.	4,000	269,840
Calpine Corp. (1)	10,000	220,400
Cloud Peak Energy, Inc. (1)	12,200	188,856
Conmed Corp.	12,720	496,080
DENTSPLY International, Inc.	8,700	403,854
eBay, Inc. (1)	4,000	211,200
Huntington Bancshares, Inc.	20,000	196,400
Integrated Silicon Solution, Inc.	22,000	321,640
ITC Holdings Corp.	6,000	216,600
J.C. Penney Co., Inc. (1)	22,000	206,360
Johnson Controls, Inc.	6,000	283,440
KVH Industries, Inc. (1)	30,000	390,300
LifePoint Hospitals, Inc. (1)	4,500	322,740
Miller Industries, Inc.	14,000	268,660
National Oilwell Varco, Inc.	3,000	243,120
New York Community Bancorp, Inc.	10,000	158,800
Norfolk Southern Corp.	4,000	406,640
Northwest Natural Gas Co.	5,000	216,100
Starwood Hotels & Resorts Worldwide, Inc.	5,000	384,200
Ultra Petroleum Corp. (1)	10,000	229,200
Verizon Communications, Inc.	4,071	205,260
Wells Fargo & Co.	4,000	203,600

		6,727,091

TOTAL COMMON STOCKS
(Cost $11,117,314)		15,883,405

PREFERRED STOCKS (3.7%)
UNITED STATES (3.7%)
HSBC USA, Inc., Series F, 3.50%, Callable 8/30/14 (2) (3)	18,000	395,640
HSBC USA, Inc., Series G, 4.00%, Callable 8/30/14 (2) (3)	10,000	225,300

TOTAL PREFERRED STOCKS
(Cost $467,195)		620,940

	Contracts

CALL OPTIONS (0.8%)
UNITED STATES (0.8%)
iShares MSCI All Country Asia ETF, Strike Price: $60.00, Expiration 12/20/2014 (1)	40	20,400
iShares MSCI Emerging Markets ETF, Strike Price: $40.00, Expiration 3/20/2015 (1)	75	36,750
iShares MSCI Emerging Markets ETF, Strike Price: $42.50, Expiration 6/19/2015 (1)	75	27,750
iShares MSCI Japan ETF, Strike Price: $11.00, Expiration 1/17/2015 (1)	180	21,060
iShares Russell 2000 ETF, Strike Price: $108.00, Expiration 1/17/2015 (1)	20	15,800
iShares Russell 2000 ETF, Strike Price: $113.00, Expiration 1/15/2016 (1)	20	18,000

TOTAL CALL OPTIONS
(Cost $114,190)		139,760

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Global Fund

	Shares	Value

SHORT-TERM INVESTMENTS (1.9%)
Federated Government Obligations Fund, 0.01% (4)	314,663	$314,663

TOTAL SHORT-TERM INVESTMENTS
(Cost $314,663)		314,663

TOTAL INVESTMENTS (101.0%)
(Cost $12,013,362)		16,958,768

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(160,395)

NET ASSETS (100.0%)		$16,798,373

(1) Non-income producing.
(2) Callable.
(3) Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2014.
(4) Rate disclosed is the seven day yield as of July 31, 2014.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (95.8%)
BANKS (1.1%)
Lloyds Banking Group PLC ADR (1)	21,000	$105,420

BUILDING MATERIALS (11.5%)
Cemex SAB de CV ADR (1)	25,582	321,310
CRH PLC ADR	3,000	70,470
James Hardie Industries NV - ADR	5,000	314,050
Lafarge SA ADR	5,000	95,900
Martin Marietta Materials, Inc.	1,430	177,649
PPC, Ltd. ADR	12,500	75,250

		1,054,629

ENGINEERING & CONSTRUCTION (2.8%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	161,824
Kajima Corp. ADR	2,000	94,132

		255,956

HOME BUILDERS (3.1%)
MDC Holdings, Inc.	5,000	134,850
Toll Brothers, Inc. (1)	4,500	147,105

		281,955

LODGING (7.5%)
InterContinental Hotels Group PLC ADR	5,414	218,671
Marriott International, Inc., Class A	5,035	325,815
Ryman Hospitality Properties	3,024	144,396

		688,882

REAL ESTATE (8.0%)
Alto Palermo SA ADR	11,500	249,895
Gafisa SA ADR	12,000	34,680
IRSA Inversiones y Representaciones SA ADR	6,000	95,040
Lend Lease Group ADR	1,900	23,693
WP Carey & Co., LLC	5,000	328,650

		731,958

REITS-APARTMENTS (10.0%)
AvalonBay Communities, Inc.	1,347	199,464
Boardwalk Real Estate Investment Trust	1,500	89,025
Campus Crest Communities, Inc.	11,000	88,000
Equity Residential	5,700	368,505
Essex Property Trust, Inc.	900	170,613

		915,607

REITS-DIVERSIFIED (6.0%)
British Land Co. PLC ADR	9,000	105,390
Vornado Realty Trust	1,207	127,966
Washington Real Estate Investment Trust	6,000	162,720
Weyerhaeuser Co.	5,000	156,600

		552,676

REITS-HEALTH CARE (4.5%)
HCP, Inc.	2,000	83,060
Health Care REIT, Inc.	2,500	159,075
Ventas, Inc.	2,750	174,625

		416,760

REITS-HOTELS (9.8%)
Host Hotels & Resorts, Inc.	15,317	332,992
LaSalle Hotel Properties	11,000	382,690

SCHEDULE OF INVESTMENTS – July 31, 2014 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (95.8%) – Continued
REITS-HOTELS (9.8%) – Continued
Pebblebrook Hotel Trust	5,000	$182,000

		897,682

REITS-OFFICE PROPERTY (10.9%)
Alexandria Real Estate Equities, Inc.	2,000	157,200
BioMed Realty Trust, Inc.	6,000	129,000
Boston Properties, Inc.	2,500	298,625
Douglas Emmett, Inc.	3,000	85,470
SL Green Realty Corp.	3,000	323,400

		993,695

REITS-REGIONAL MALLS (2.1%)
Simon Property Group, Inc.	500	84,095
Tanger Factory Outlet Centers, Inc.	3,000	103,950

		188,045

REITS-SHOPPING CENTERS (2.5%)
Acadia Realty Trust	4,985	140,726
Westfield Corp. ADR	4,000	86,200

		226,926

REITS-SINGLE TENANT (1.6%)
National Retail Properties, Inc.	4,000	142,280

REITS-STORAGE (3.6%)
Extra Space Storage, Inc.	6,400	331,072

REITS-WAREHOUSE/INDUSTRIES (2.0%)
EastGroup Properties, Inc.	3,000	187,080

RETAIL (2.3%)
Kingfisher PLC ADR	20,000	206,400

SAVINGS & LOANS (1.6%)
Harleysville Savings Financial Corp.	8,675	147,475

TELECOMMUNICATIONS (4.9%)
American Tower Corp., Class A	2,500	235,975
SBA Communications Corp., Class A (1)	2,000	213,860

		449,835

TOTAL COMMON STOCKS
(Cost $6,200,157)		8,774,333

EXCHANGE TRADED FUNDS (2.1%)
Guggenheim China Real Estate ETF	8,500	188,105

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,153)		188,105

SHORT-TERM INVESTMENTS (2.0%)
Federated Government Obligations Fund, 0.01% (2)	184,675	184,675

TOTAL SHORT-TERM INVESTMENTS
(Cost $184,675)		184,675

TOTAL INVESTMENTS (99.9%)
(Cost $6,528,985)		9,147,113

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		9,671

NET ASSETS (100.0%)		$9,156,784

(1) Non-income producing.
(2) Rate disclosed is the seven day yield as of July 31, 2014.

ADR — American Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

Federal Tax Information

At October 31, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$8,167,456	$168,784	$1,411,765	$5,299,371	$2,667,757
Gross unrealized depreciation	(1,832,288)	(116,481)	(113,333)	(73,997)	(663,306)

Net unrealized appreciation	$6,335,168	$52,303	$1,298,432	$5,225,374	$2,004,451

Cost of investments	$16,929,567	$2,028,754	$3,138,290	$10,836,266	$6,415,979

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, partnership adjustments and passive foreign investment companies (“PFICs”).

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended July 31, 2014 appears below:

							Change in
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Realized
Security Held	of Ownership	10/31/13	7/31/14	10/31/13	Purchases	Sales	Depreciation	7/31/14	Income	Gain/(Loss)

Mowbray Collectibles, Ltd.	8.01%	821,593	1,021,593	$339,305	$83,195	$-	($58,017)	$364,483	$-	$-

A) Valuation of Securities – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500 Futures, Tokyo close to New York close. In the Africa Fund, the measure is based on a comparison between the S&P 500 Futures, London close to New York close.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2014:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks *	$-	$19,699,323	$-	$19,699,323
Electronics	146,957	-	-	146,957
Preferred Stocks	-	696,534	-	696,534
Corporate Bonds	582,144	-	-	582,144
Short Term Investments	56,629	-	-	56,629

Total	$785,730	$20,395,857	$-	$21,181,587

	Africa Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks
Egypt	$-	$69,462	$-	$69,462
Guernsey	4,680	-	-	4,680
South Africa	298,000	1,266,499	-	1,564,499
United Kingdom	48,715	-	-	48,715
Exchange Traded Funds	720,691	-	-	720,691
Sovereign Bonds	19,050	-	-	19,050
Short Term Investments	51,015	-	-	51,015

Total	$1,142,151	$1,335,961	$-	$2,478,112

	Japan Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$-	$4,182,393	$-	$4,182,393
Short Term Investments	71,166	-	-	71,166

Total	$71,166	$4,182,393	$-	$4,253,559

	Global Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$15,883,405	$-	$-	$15,883,405
Preferred Stocks	620,940	-	-	620,940
Call Options	36,860	102,900	-	139,760
Short Term Investment	314,663	-	-	314,663

Total	$16,855,868	$102,900	$-	$16,958,768

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$8,680,201	$94,132	$-	$8,774,333
Exchange Traded Funds	188,105	-	-	188,105
Short Term Investments	184,675	-	-	184,675

Total	$9,052,981	$94,132	$-	$9,147,113

*	All sub-categories within Common and Preferred Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**	There were no Level 3 securities held as of July 31, 2014.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are shown below at the net unrealized appreciation/depreciation on the investments.

	Unrealized Depreciation on Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total

Global Fund
Written Options	($1,090)	($80,471)		($81,561)

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As described underA) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended July 31, 2014, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and Japan Fund were fair valued. On October 31, 2013 conditions were not met requiring securities to be fair valued, however, on July 31, 2014, conditions were met in the Australia/ New Zealand, Africa, and Japan Funds requiring securities to be fair valued and therefore, categorized in Level 2.

The Australia/New Zealand Fund, Africa Fund, and Japan Fund held certain equity or fixed income securities on October 31, 2013 which received a last trade price and were categorized in Level 1. Due to either the absence of trading activity, or receipt of an evaluated price, these securities were valued at either the last trade price or an evaluated price on July 31, 2014 and categorized in Level 2. The following is a reconciliation of transfers between category levels from October 31, 2013 to July 31, 2014.

	Australia/ New Zealand
	Fund	Africa Fund	Japan Fund

Transfers into Level 1	$-	$-	$-
Transfers out of Level 1	$(18,204,403)	$(1,128,271)	$(4,145,428)

Net Transfers in (out) of Level 1	$(18,204,403)	$(1,128,271)	$(4,145,428)

Transfers into Level 2	$18,204,403	$1,128,271	$4,145,428
Transfers out of Level 2	$-	$-	-

Net Transfers in (out) of Level 2	$18,204,403	$1,128,271	$4,145,428

C) Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

The following is a summary of Global and Real Estate Securities Fund’s written option activity:

	Global Fund		Real Estate Securities Fund

	Number		Number
	of Contracts	Premium	of Contracts	Premium

Contracts
Outstanding @ 10/31/2013	150	$99,988	180	$36,689
Options written	709	213,683	-	-
Options expired	(120)	(14,520)	(135)	(26,430)
Options exercised	-	-	-	-
Options closed	(579)	(234,362)	(45)	(10,259)

Outstanding @ 7/31/2014	160	$64,789	-	$-

At July 31, 2014, the Global Fund had the following outstanding written options:

		Expiration	Exercise	Number of	Market	Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation/Depreciation

Starwood Hotels & Resorts Worldwide, Inc.	Call	1/17/2015	$66.20	50	$63,750	$(26,351)
Teva Pharmaceutical Industries, Ltd. ADR	Call	1/17/2015	$42.50	60	$69,600	$(54,120)
Ultra Petroleum Corp.	Call	1/17/2015	$22.00	50	$13,000	$(1,090)

				160	$146,350	$(81,561)

Item 2.     Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Commonwealth International Series Trust

/s/ Robert W. Scharar
By:  Robert W. Scharar
President
September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By:  Robert W. Scharar
President
September 25, 2014

/s/ Terrance P. Gallagher
By:  Terrance P. Gallagher
Treasurer
September 25, 2014